Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table reports the compensation of our CEO (our Principal Executive Officer, or PEO) and the average compensation of the other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table in our proxy statements for the past five years, as well as their “compensation actually paid” (CAP), as calculated pursuant to SEC rules and certain performance measures required by the rules. The CAP values included in the table below reflect a measure of compensation which is a combined realizable and realized pay measure predicated on fair value. The grant date fair values included in the Summary Compensation Table (SCT) have been replaced with fair values reflecting the change in value of equity awards during the fiscal year.

Pay versus Performance Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to non-PEO NEOs(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($mms)	Core FFO per Share ($)
					Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)
2024	3,108,503	1,112,979	1,431,886	643,603	124.15	123.47	142.367	1.83
2023	3,195,306	3,966,346	1,467,072	1,728,117	160.34	113.54	13.807	1.84
2022	2,256,580	1,392,434	914,375	672,114	122.70	99.82	(17.096)	1.83
2021	1,582,241	2,627,516	789,935	1,220,438	195.57	132.23	(15.267)	1.71
2020	1,210,608	1,110,033	743,690	659,266	88.23	92.43	(14.462)	1.86

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(1)	Reflects summary compensation table amounts and Compensation Actually Paid to our PEO and the average summary compensation table amounts and Compensation Actually Paid to our Non-PEO NEOs, which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2024	Jeffrey E. Witherell (CEO)	Anthony Saladino (EVP and CFO); James M. Connolly (EVP – Asset Management)
2023	Jeffrey E. Witherell (CEO)	Anthony Saladino (EVP and CFO); James M. Connolly (EVP – Asset Management)
2022	Jeffrey E. Witherell (CEO)	Anthony Saladino (EVP and CFO); and James M. Connolly (EVP – Asset Management)
2021	Jeffrey E. Witherell (CEO)	James M. Connolly (EVP – Asset Management)

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(2)	Compensation Actually Paid is calculated in accordance with SEC rules. Adjustments made to each NEO’s total compensation for each year to determine Compensation Actually Paid are shown in the table below:

Adjustments to Determine Compensation “Actually Paid” for PEO	2024	2023	2022	2021
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,799,980)	$(1,663,998)	$(744,977)	$(380,250)
Increase/decrease based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$946,713	$2,173,965	$(464,725)	$488,750
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(1,078,065)	$190,148	$514,906	$800,000
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(64,192)	$70,925	$(169,350)	$136,775
Total Adjustments	$(1,995,524)	$771,040	$(864,146)	$1,045,275

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2024	2023	2022	2021
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(762,496)	$(725,992)	$(220,492)	$(152,100)
Increase/decrease based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$427,710	$926,632	$(133,542)	$204,000
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(431,063)	$48,866	$152,398	$320,000
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(22,434)	$11,539	$(40,624)	$58,603
Total Adjustments	$(788,283)	$261,045	$(242,260)	$430,503

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(3)	Reflects the value of an initial investment of $100 in our Company’s stock on December 31, 2019, assuming dividends are reinvested throughout the period.
(4)	Reflects the value of an initial investment of $100 in the MSCI US REIT Index on December 31, 2019, assuming dividends are reinvested throughout the period

PEO Total Compensation Amount	$ 3,108,503	$ 3,195,306	$ 2,256,580	$ 1,582,241	$ 1,210,608
PEO Actually Paid Compensation Amount	$ 1,112,979	3,966,346	1,392,434	2,627,516	1,110,033
_____________

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(2)	Compensation Actually Paid is calculated in accordance with SEC rules. Adjustments made to each NEO’s total compensation for each year to determine Compensation Actually Paid are shown in the table below:

Adjustments to Determine Compensation “Actually Paid” for PEO	2024	2023	2022	2021
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,799,980)	$(1,663,998)	$(744,977)	$(380,250)
Increase/decrease based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$946,713	$2,173,965	$(464,725)	$488,750
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(1,078,065)	$190,148	$514,906	$800,000
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(64,192)	$70,925	$(169,350)	$136,775
Total Adjustments	$(1,995,524)	$771,040	$(864,146)	$1,045,275

Adjustments to Determine Compensation “Actually Paid” for Non-PEOs (Average)	2024	2023	2022	2021
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(762,496)	$(725,992)	$(220,492)	$(152,100)
Increase/decrease based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$427,710	$926,632	$(133,542)	$204,000
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(431,063)	$48,866	$152,398	$320,000
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(22,434)	$11,539	$(40,624)	$58,603
Total Adjustments	$(788,283)	$261,045	$(242,260)	$430,503

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(3)	Reflects the value of an initial investment of $100 in our Company’s stock on December 31, 2019, assuming dividends are reinvested throughout the period.
(4)	Reflects the value of an initial investment of $100 in the MSCI US REIT Index on December 31, 2019, assuming dividends are reinvested throughout the period

Non-PEO NEO Average Total Compensation Amount	$ 1,431,886	1,467,072	914,375	789,935	743,690
Non-PEO NEO Average Compensation Actually Paid Amount	$ 643,603	1,728,117	672,114	1,220,438	659,266
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular List of Most Important Financial Measures

The following reflect the financial measures that we have determined represent the most important financial measures used to link compensation actually paid to performance for 2024:

Absolute Total Shareholder Return

Core FFO per Share

G&A as a % of Cash NOI

Net Debt plus Preferred to EBITDA

Relative Total Shareholder Return

Same-Store Cash NOI Growth

Total Shareholder Return Amount	$ 124.15	160.34	122.70	195.57	88.23
Peer Group Total Shareholder Return Amount	123.47	113.54	99.82	132.23	92.43
Net Income (Loss) Attributable to Parent	$ 142,367,000	$ 13,807,000	$ (17,096,000.000)	$ (15,267,000)	$ (14,462,000)
Company Selected Measure Amount | $ / shares	1.83	1.84	1.83	1.71	1.86
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Absolute Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	G&A as a % of Cash NOI
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Debt plus Preferred to EBITDA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Same-Store Cash NOI Growth
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,995,524)	$ 771,040	$ (864,146)	$ 1,045,275
PEO [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,799,980)	(1,663,998)	(744,977)	(380,250)
PEO [Member] | Increase Based On A S C 718 Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	946,713	2,173,965	(464,725)	488,750
PEO [Member] | Increase Deduction For Awards Granted During Prior F Y That Were Outstanding And Unvested As Of Applicable F Y End Determined Based On Change In A S C 718 Fair Value From Prior F Y End To Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,078,065)	190,148	514,906	800,000
PEO [Member] | Increase Deduction For Awards Granted During Prior F Y That Vested During Applicable F Y Determined Based On Change In A S C 718 Fair Value From Prior F Y End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (64,192)	$ 70,925	$ (169,350)	$ 136,775
PEO [Member] | Jeffrey E. Witherell [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Jeffrey E. Witherell (CEO)	Jeffrey E. Witherell (CEO)	Jeffrey E. Witherell (CEO)	Jeffrey E. Witherell (CEO)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (788,283)	$ 261,045	$ (242,260)	$ 430,503
Non-PEO NEO [Member] | Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(762,496)	(725,992)	(220,492)	(152,100)
Non-PEO NEO [Member] | Increase Based On A S C 718 Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	427,710	926,632	(133,542)	204,000
Non-PEO NEO [Member] | Increase Deduction For Awards Granted During Prior F Y That Were Outstanding And Unvested As Of Applicable F Y End Determined Based On Change In A S C 718 Fair Value From Prior F Y End To Applicable F Y End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(431,063)	48,866	152,398	320,000
Non-PEO NEO [Member] | Increase Deduction For Awards Granted During Prior F Y That Vested During Applicable F Y Determined Based On Change In A S C 718 Fair Value From Prior F Y End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (22,434)	$ 11,539	$ (40,624)	$ 58,603
Non-PEO NEO [Member] | Anthony Saladino [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Anthony Saladino	Anthony Saladino	Anthony Saladino
Non-PEO NEO [Member] | James M. Connolly [Member]
Pay vs Performance Disclosure [Table]
PEO Name	James M. Connolly	James M. Connolly	James M. Connolly